PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 4 - PROPERTY AND EQUIPMENT, NET

The following table summarizes property and equipment:

	June 30, 2026	December 31, 2025
Computer and equipment	£60,283	£58,499
Less: accumulated depreciation	(38,804)	(32,660)
Property and equipment, net	£21,479	£25,839

Depreciation expense was £6,144 and £5,726 for the six months ended June 30, 2026 and June 30, 2025 respectively.